Goodwill (Changes In Carrying Amount Of Goodwill, By Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill Gross		$ 3,930	$ 3,930
Accumulated impairment as of beginning-of-year		(2,152)	(2,152)
Acquisition accounting adjustments		1,778	1,778
Impairment		(634)
Net goodwill as of end-of-year		1,144	1,778
Annuities Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross		1,040	1,040
Accumulated impairment as of beginning-of-year		(600)	(600)
Acquisition accounting adjustments		440	440
Net goodwill as of end-of-year		440	440
Retirement Plan Services Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross		20	20
Acquisition accounting adjustments		20	20
Net goodwill as of end-of-year		20	20
Life Insurance Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross		2,186	2,186
Accumulated impairment as of beginning-of-year		(1,552)	(1,552)
Acquisition accounting adjustments		634	634
Impairment	$ (634)	(634)
Net goodwill as of end-of-year			634
Group Protection Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross		684	684
Acquisition accounting adjustments		684	684
Net goodwill as of end-of-year		$ 684	$ 684